Revenues from Contracts with Customers - Additional Information (Detail) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2018 JPY (¥)	Sep. 30, 2018 JPY (¥)
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 12,422	¥ 29,236
Revenue remaining performance obligation	¥ 150,623	¥ 150,623
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period		10 years